Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income before income taxes	The components of income before income taxes are as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
U.S.	$48	$4	$(9)
Foreign	23	24	13
Income before income taxes	$71	$28	$4

Components of income tax expense (benefit)
The components of income tax expense (benefit) are as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
Federal:
Current	$4	$1	$1
Deferred	9	2	(14)
Total federal	13	3	(13)
State:
Current	—	—	—
Deferred	1	1	(2)
Total state	1	1	(2)
Foreign:
Current	3	—	—
Deferred	1	4	3
Total foreign	4	4	3
Total income tax expense (benefit)	$18	$8	$(12)

Schedule of reconciliation of U.S. federal income tax at the statutory rate to income tax expense
A reconciliation of U.S. federal income tax at the statutory rate to the project entities’ actual income taxes is as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
Income tax expense at 35% statutory rate	$25	$10	$2
Increases (reductions) resulting from:
Taxes attributable to noncontrolling interest	(9)	—	—
State income taxes, net of federal tax benefit	1	—	(2)
CITCs(a)	(12)	(32)	(21)
PTCs	(3)	—	(2)
Valuation allowance(a)	13	34	12
Effect of flow through entities and foreign tax differential(b)	—	(5)	(1)
Change in tax status	2	—	—
Other-net	1	1	—
Income tax expense (benefit)	$18	$8	$(12)
____________________

(a)	The changes in income tax expense resulting from CITCs and valuation allowances are primarily related to Genesis.

(b)
The Summerhaven and Conestogo entities, as well as the Trillium entities, are Canadian limited partnerships, the partners of which are not predecessor entities and are therefore not included in the predecessor financial statements. Because of their flow through nature, no income taxes have been provided with regard to these entities for periods ending prior to July 1, 2014. Foreign tax differential is the difference in taxes calculated on Canadian income from Canadian projects (excluding flow through entities for periods ending prior to July 1, 2014) at Canadian statutory rates compared to the U.S. statutory rate.

Deferred tax assets and liabilities
The income tax effects of temporary differences giving rise to NEP's deferred income tax liabilities and assets are as follows:

	December 31,
	2014	2013
	(millions)
Deferred tax liabilities:
Property	$(164)	$(294)
Net unrealized gains	—	(6)
Withholding taxes	(6)	—
Total deferred tax liabilities	(170)	(300)
Deferred tax asset:
Net operating loss	107	301
Investment in partnership	90	—
Property	—	35
Tax credit carryforwards	75	93
Power purchase agreements	2	2
Net unrealized gains	4	—
Intangible	—	2
Other	5	1
Valuation allowance	(43)	(112)
Total deferred tax asset	240	322
Net deferred tax asset	$70	$22

Deferred tax assets and liabilities included on the consolidated balance sheets are as follows:

	December 31,
	2014	2013
	(millions)
Other current assets	$1	$1
Deferred income taxes	144	50
Accumulated deferred income taxes	(75)	(29)
Net deferred income taxes	$70	$22

Components of deferred tax assets relating to operating loss and tax credit carryforwards
The components of deferred tax assets relating to net operating loss carryforwards and tax credit carryforwards at December 31, 2014 are as follows:

	Amount	Expiration Dates
	(millions)
Net operating loss carryforwards:
Federal	$88	2030 - 2034
State	18	2024 - 2034
Foreign	1	2028 - 2032
Net operating loss carryforwards	$107
Tax credit carryforwards	$75	2028 - 2034